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                                                           SEC FILE NUMBER
                                                              333-60326
                                                     ---------------------------
                                                     ---------------------------
                                                            CUSIP NUMBER
                                                              200497105
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check one):   |_| Form 10-K   |_| Form 20-F  |_| Form 11-K  |X| Form 10-Q
               |_| Form 10-D   |_| Form N-SAR |_| Form N-CSR

          For Period Ended:______September 29, 2006_________________

          |_|  Transition Report on Form 10-K

          |_|  Transition Report on Form 20-F

          |_|  Transition Report on Form 11-K

          |_|  Transition Report on Form 10-Q

          |_|  Transition Report on Form N-SAR

          For the Transition Period Ended:______________________________________

--------------------------------------------------------------------------------
  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
--------------------------------------------------------------------------------

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

--------------------------------------------------------------------------------

PART I -- REGISTRANT INFORMATION

Command Center, Inc.
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Full Name of Registrant


--------------------------------------------------------------------------------
Former Name If Applicable

3773 W. Fifth Avenue
--------------------------------------------------------------------------------
Address of Principal Executive Office (Street and Number)

Post Falls, ID 83854
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City, State and Zip Code

PART II -- RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         |(a) The reason described in reasonable detail in Part III of this | form could not be eliminated without unreasonable effort or
         |     expense
         |
    |X| |(b) The subject annual report, semi-annual report, transition report | on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof, will | be filed on or before the fifteenth calendar day following the | prescribed due date; or the subject quarterly report or | transition report on Form 10-Q or subject distribution reportion | Form 10-D, or portion thereof, will be filed on or before the
         |     fifth calendar day following the prescribed due date; and
         |
         |(c)  The  accountant's  statement  or other  exhibit  required by Rule
         |     12b-25(c) has been attached if applicable.

                              COMMAND CENTER, INC.
                            SEC File Number 333-60326
                                   FORM 12b-25
                   Notification of Late Filing of Form 10-QSB
                                November 14, 2006

Part III - Narrative

The Company is unable to file its Form 10-QSB for the quarter ending September 29, 2006 by the due date of November 14, 2006. During the fourth quarter of 2005, the Company acquired the assets of Command Staffing LLC (Command Staffing) and Harborview Software, Inc. (Harborview) These acquisitions were described in the Company's Form 10-KSB for the year ended December 31, 2005. Our independent registered auditor, DeCoria Maichel & Teague PS subsequently underwent a regularly scheduled inspection of its public company audit work by the Public Company Accounting Oversight Board (PCAOB). In the course of the PCAOB review, the PCAOB examiner raised a question about the financial statement presentation and accounting treatment of the acquisition. In response to the comment, the Company consulted with the Securities and Exchange Commission's Office of Chief Accountant (OCA) on the matter. The Company will resolve the acquisition accounting treatment through consultation with the OCA on Tuesday, November 14, 2006. We expect the filing to be made on or before November 17, 2006. The filing when made will include disclosures relating to the guidance provided by OCA.

Part IV - Other Information

Change in Results of Operations - During the 13 and 39 week periods ended September 29, 2006, the Company operated temporary staffing stores and substantially discontinued franchising operations which were conducted during most of 2005. As a result of the change in the character of the business between 2006 and 2005, the results of operations for the 13 and 39 week periods ended September 29, 2006 are significantly different from the results for the corresponding periods in the prior year and are not comparable. Management expects to report revenues of $27,838,348 and $46,066,398 in the 13 and 39 week periods ended September 29, 2006, respectively. Revenues in the corresponding periods in 2005 were $857,970 and $1,656,926, respectively.

(Attach extra Sheets if Needed)

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

             Brad E. Herr                 208                  773-7450
     -------------------------------  -------------    -------------------------
                (Name)                (Area Code)         (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  |X| Yes |_| No

     ---------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                 |X| Yes  |_| No

      If so, attach an explanation of the anticipated  change,  both narratively
      and  quantitatively,   and,  if  appropriate,  state  the  reasons  why  a
      reasonable estimate of the results cannot be made.

--------------------------------------------------------------------------------

                             Command Center, Inc.
                 ---------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date  November 14, 2006               By  /s/ Brad E. Herr
    -------------------               ------------------------------------------
                                        Brad E. Herr, Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

--------------------------------------------------------------------------------
                                    ATTENTION
Intentional  misstatements  or omissions  of fact  constitute  Federal  Criminal
                        Violations (See 18 U.S.C. 1001).
--------------------------------------------------------------------------------

                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (ss.232.201 or ss.232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (ss.232.13(b) of this chapter).


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